SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Schedule of revenue by segment
REVENUE BY SEGMENT

	Year ended December 31, 2013
	OEM Solutions	Enterprise Solutions	Total
Revenue	$382,016	$59,844	$441,860
Cost of goods sold	266,867	29,352	296,219
Gross margin	115,149	30,492	$145,641
Gross margin %	30.1%	51.0%	33.0%
Expenses			163,305
Loss from operations			$(17,664)
Total assets			$512,000

	Year ended December 31, 2012
	OEM Solutions	Enterprise Solutions	Total
Revenue	$346,543	$50,778	$397,321
Cost of goods sold	246,284	25,763	272,047
Gross margin	$100,259	$25,015	$125,274
Gross margin %	28.9%	49.3%	31.5%
Expenses			147,480
Loss from operations			$(22,206)
Total assets			$464,763

	Year ended December 31, 2011
	OEM Solutions	Enterprise Solutions	Total
Revenue	$290,463	$42,712	$333,175
Cost of goods sold	210,138	21,297	231,435
Gross margin	$80,325	$21,415	$101,740
Gross margin %	27.7%	50.1%	30.5%
Expenses			155,993
Loss from operations			$(54,253)
Total assets			$422,887

Schedule of revenue by geographical region	REVENUE BY GEOGRAPHICAL REGION

	2013	2012	2011
Americas	$135,560	$101,240	$83,890
Europe, Middle East and Africa	91,839	79,904	90,724
Asia-Pacific	214,461	216,177	158,561
	$441,860	$397,321	$333,175

Schedule of property and equipment by geographical region	PROPERTY AND EQUIPMENT BY GEOGRAPHICAL REGION

	2013	2012
Americas	$9,584	$8,169
Europe, Middle East and Africa	8,686	8,580
Asia-Pacific	3,712	3,290
	$21,982	$20,039